Leases - Liability Continuity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Beginning balance	$ 571	$ 694
Cash flows
Principal payments	(160)	(149)
Interest payments	(31)	(38)
Non-cash changes
Additions	674	210
Interest expense	31	38
Changes in foreign exchange and other	(24)	25
Transfer to liabilities associated with assets held for sale	0	(209)
Ending balance	1,061	571
Less current portion of lease liabilities	(195)	(132)
Non-current lease liabilities	$ 866	$ 439